RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 318,246	¥ 178,078	¥ 445,061	¥ 341,793
Qihu | Referral service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	880	12,273	1,251	16,760
Qihu | Bandwidth service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	62,882	51,696	96,387	79,714
Qihu | Brand fees charged
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	23,584		35,376	11,792
Yujie | Referral service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	221,380	101,715	298,069	217,889
Qibutianxia | Corporate expenses
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party		5,660		5,660
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	2,180	1,038	3,011	1,417
Hongying | Rental Expenses Charged
RELATED PARTY BALANCES AND TRANSACTIONS
Services received from related party	¥ 7,340	¥ 5,696	¥ 10,967	¥ 8,561